DEPRECIATION AND AMORTIZATION	12 Months Ended
Dec. 29, 2024
Depreciation and amortisation expense [abstract]
DEPRECIATION AND AMORTIZATION	DEPRECIATION AND AMORTIZATION:

	2024	2023

Depreciation of property, plant and equipment (note 8)	$111,132	$101,161
Depreciation of right-of-use assets (note 9)	14,128	13,356
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(298)	(6,716)
Amortization of intangible assets, excluding software (note 10)	8,104	8,275
Amortization of software (note 10)	5,136	5,568
Depreciation and amortization included in net earnings	$138,202	$121,644